EQUITY METHOD INVESTMENTS - Statements of Operations Information (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2020	Feb. 29, 2020	Mar. 31, 2019	Feb. 28, 2019	Dec. 31, 2019	Nov. 30, 2019	Dec. 31, 2018	Nov. 30, 2018	Dec. 31, 2017	Nov. 30, 2017
Schedule of Equity Method Investments [Line Items]
Net income (loss)	$ 3,762		$ (40,280)		$ (393,726)		$ 34,320		$ (136,914)
OGC
Schedule of Equity Method Investments [Line Items]
Total revenues		$ 30,068		$ 33,466		$ 142,138		$ 142,398		$ 140,679
Total operating expenses		25,750		25,487		108,234		136,722		111,897
Net income (loss)		4,311		7,972		33,897		5,670		28,785
OCC
Schedule of Equity Method Investments [Line Items]
Total revenues		2,727		2,266		8,601		10,177		8,607
Total operating expenses		30,855		2,973		38,815		9,053		8,298
Net income (loss)		$ (28,128)		$ (707)		$ (30,214)		$ 498		$ (907)